JUNIOR SUBORDINATED DEBENTURES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subordinated Borrowings Disclosure [Abstract]
JUNIOR SUBORDINATED DEBENTURES
NOTE 7.	JUNIOR SUBORDINATED DEBENTURES

In July 2004 the Company formed a wholly-owned Connecticut statutory trust, Nicolet Bankshares Statutory Trust I (the “Statutory Trust”), which issued $6.0 million of guaranteed preferred beneficial interests in the Company’s junior subordinated deferrable interest debentures that qualify as Tier I capital under Federal Reserve Board guidelines. All of the common securities of the Statutory Trust are owned by the Company. The proceeds from the issuance of the common securities and the trust preferred securities were used by the Statutory Trust to purchase $6,186 of junior subordinated debentures of the Company, which pay an 8% fixed rate. The proceeds received by the Company from the sale of the junior subordinated debentures were used for general purposes, primarily to provide capital to the Bank. The debentures represent the sole asset of the Statutory Trust. The Statutory Trust is not included in the consolidated financial statements. The net combined effect of all the documents entered into in connection with the trust preferred securities is that the Company is liable to make the distributions and other payments required on the trust preferred securities.

The Company has the right to redeem the debentures purchased by the Statutory Trust, in whole or in part, on or after July 15, 2009. If the debentures are redeemed prior to maturity, the redemption price will be the principal amount and any accrued but unpaid interest. The maturity date of the debenture, if not redeemed, is July 15, 2034.

NOTE 8. JUNIOR SUBORDINATED DEBENTURES

In July 2004 the Company formed a wholly-owned Connecticut statutory trust, Nicolet Bankshares Statutory Trust I (the “Statutory Trust”), which issued $6.0 million of guaranteed preferred beneficial interests in the Company’s junior subordinated deferrable interest debentures that qualify as Tier 1 capital under Federal Reserve Board guidelines. All of the common securities of the Statutory Trust are owned by the Company. The proceeds from the issuance of the common securities and the trust preferred securities were used by the Statutory Trust to purchase $6,185,568 of junior subordinated debentures of the Company, which pay an 8% fixed rate. The proceeds received by the Company from the sale of the junior subordinated debentures were used for general purposes, primarily to provide capital to the Bank. The debentures represent the sole asset of the Statutory Trust. The Statutory Trust is not included in the consolidated financial statements. The net combined effect of all the documents entered into in connection with the trust preferred securities is that the Company is liable to make the distributions and other payments required on the trust preferred securities.

The Company has the right to redeem the debentures purchased by the Statutory Trust, in whole or in part, on or after July 15, 2009. If the debentures are redeemed prior to maturity, the redemption price will be the principal amount and any accrued but unpaid interest. The maturity date of the debenture, if not redeemed, is July 15, 2034.